INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jul. 04, 2020	Jul. 06, 2019	Jul. 04, 2020	Jul. 06, 2019
Income Taxes [Abstract]
Current income tax (expense) recovery	$ (27)	$ 21	$ (4)	$ 47
Deferred income tax recovery (expense)	24	(11)	(7)	(32)
Income tax expense	$ (3)	$ 10	$ (11)	$ 15